UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         11/09/2012
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            140

     Form 13F Information Table Value Total:   $     527280

                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------

3M Company                              COM           88579Y101      140    1517   SH         Defined            1517
3M Company                              COM           88579Y101      185    2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100      576    8402   SH         Defined            8402
Access Midstream Partners L P Unit      UNIT          00434L109     3742  112953   SH         Defined          112953
Alexanders Incorporated                 COM           014752109      256     600   SH         Defined             600
Allergan Inc                            COM           018490102       16     180   SH           Other                            180
Alphatec Hldgs Inc Common               COM           02081G102       25   15000   SH         Defined           15000
Amazon Com Inc                          COM           023135106     7854   30882   SH         Defined           30882
American Express Co.                    COM           025816109      106    1856   SH         Defined            1856
American Express Co.                    COM           025816109      142    2500   SH           Other                           2500
American Tower Corp Common              COM           03027X100      200    2795   SH         Defined            2795
American Tower Corp Common              COM           03027X100      500    7000   SH           Other                           7000
Amgen Inc COM                           COM           031162100      674    8000   SH         Defined            8000
Anadarko Pete Corp Common               COM           032511107      566    8100   SH           Other                           8100
Ansys Inc.                              COM           03662Q105      240    3276   SH         Defined            3276
Apple Computer Inc                      COM           037833100     8583   12866   SH         Defined           12866
Apple Computer Inc                      COM           037833100     1154    1730   SH           Other                           1730
AT & T Inc                              COM           00206R102      295    7827   SH         Defined            7827
Berkshire Hathaway Class B New          CL B NEW      084670702      441    5000   SH           Other                           5000
Bristol Myers Squibb                    COM           110122108       11     320   SH         Defined             320
Bristol Myers Squibb                    COM           110122108      513   15200   SH           Other                          15200
Buckeye Partners LP                     UT LTD PTN    118230101     9934  207093   SH         Defined          207093
Canadian Nat Res Ltd Common             COM           136385101      471   15300   SH           Other                          15300
Celgene Corp Common                     COM           151020104      764   10000   SH           Other                          10000
Chevron Corp                            COM           166764100     1460   12523   SH         Defined           12523
Chipotle Mexican Grill                  COM           169656105      318    1000   SH           Other                           1000
Coca-cola Co COM                        COM           191216100      589   15538   SH         Defined           15538
Colgate Palmolive Co Com                COM           194162103        8      71   SH         Defined              71
Colgate Palmolive Co Com                COM           194162103      276    2575   SH           Other                           2575
Conoco Phillips                         COM           20825C104      628   10982   SH         Defined           10982
Consolidated Edison Inc                 COM           209115104      553    9236   SH         Defined            9236
Costco Wholesale Corp.                  COM           22160K105      332    3311   SH         Defined            3311
Dunkin Brands Group, Inc                COM           265504100      204    7000   SH           Other                           7000
Ecolab Inc COM                          COM           278865100      486    7500   SH           Other                           7500
EGShares Emerging Markets Consumer      EGS EMKCN ETF 268461779     6327  260139   SH         Defined          260139
El Paso Pipeline Partners L P Common    COM UNIT LPI  283702108     9593  257730   SH         Defined          257730
Enbridge Energy Partners, L.P.          COM           29250R106    11357  385760   SH         Defined          385760
Energy Transfer Equity L P Common Unit  COM UT LTD PT 29273V100     9385  207641   SH         Defined          207641
Enterprise Products Partners LP         COM           293792107    14715  274528   SH         Defined          274528
Estee Lauder Companies Inc.             CL A          518439104      616   10000   SH           Other                          10000
Ev Energy Partners, LP                  COM UNITS     26926V107     3701   59571   SH         Defined           59571
Exxon Mobil Corp                        COM           30231G102     3794   41484   SH         Defined           41484
Falconstor Software Inc Common          COM           306137100       75   31958   SH         Defined           31958
Fedex Corp COM                          COM           31428X106      203    2400   SH         Defined            2400
Fedex Corp COM                          COM           31428X106      386    4565   SH           Other                           4565
First Trust Energy Income & Growth      COM           33738G104     6912  229938   SH         Defined          229938
Gabelli Equity Tr Inc Common            COM           362397101      115   20500   SH         Defined           20500
General Electric                        COM           369604103     1611   70944   SH         Defined           70944
General Electric                        COM           369604103      466   20500   SH           Other                          20500
Goldman Sachs Group                     COM           38141G104      352    3100   SH           Other                           3100
Guggenheim Frontier Mkts Etf            GUG FRNTR MKT 18383Q838      748   37182   SH         Defined           37182
Illinois Tool Wks Inc Com               COM           452308109      351    5906   SH         Defined            5906
Intel Corporation                       COM           458140100      582   25701   SH         Defined           25701
Intel Corporation                       COM           458140100      462   20400   SH           Other                          20400
International Business Machines Corp.   COM           459200101      776    3740   SH         Defined            3740
International Business Machines Corp.   COM           459200101      734    3540   SH           Other                           3540
iShares MSCI EAFE Index                 MSCI EAFE IDX 464287465      814   15356   SH         Defined           15356
iShares S & P Europe Index              S&P EURO PLUS 464287861      599   16411   SH         Defined           16411
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309    46492  597202   SH         Defined          597202
Johnson & Johnson                       COM           478160104     2455   35631   SH         Defined           35631
Johnson & Johnson                       COM           478160104      565    8200   SH           Other                           8200
JPMorgan Alerian MLP ETN                ALRIAN ML ETN 46625H365    22577  558220   SH         Defined          558220
Jpmorgan Chase & Co                     COM           46625H100      393    9708   SH         Defined            9708
Jpmorgan Chase & Co                     COM           46625H100      820   20250   SH           Other                          20250
Kayne Anderson Energy Development Co    COM           48660Q102      237    8904   SH         Defined            8904
Kayne Anderson MLP Investment Co.       COM           486606106     3622  115957   SH         Defined          115957
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106     9616  116555   SH         Defined          116555
Magellan Midstream Partners LP          COM UT RP LP  559080106    13503  154393   SH         Defined          154393
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     1103   21305   SH         Defined           21305
Market Vectors Oil Services             OIL SVCS ETF  57060U191      907   22542   SH         Defined           22542
Mastercard Inc Class A                  CL A          57636Q104      128     284   SH         Defined             284
Mastercard Inc Class A                  CL A          57636Q104      451    1000   SH           Other                           1000
McCormick & Co Inc Com Non Vtg          COM NON VTG   579780206      248    4000   SH           Other                           4000
McDonalds Corp COM                      COM           580135101      409    4461   SH         Defined            4461
McDonalds Corp COM                      COM           580135101       23     250   SH           Other                            250
Medivation, Inc.                        COM           58501N101     4849   86060   SH         Defined           86060
Merck & Co. New                         COM           58933Y105      200    4437   SH         Defined            4437
Microsoft Corp.                         COM           594918104      712   23931   SH         Defined           23931
Microsoft Corp.                         COM           594918104      595   20000   SH           Other                          20000
National Oilwell Varco Inc Common       COM           637071101      320    4000   SH           Other                           4000
Nextera Energy Inc Common New           COM           65339F101       96    1359   SH         Defined            1359
Nextera Energy Inc Common New           COM           65339F101      225    3200   SH           Other                           3200
Novartis Ag Sponsored Adr               SPNSRD ADR    66987V109      368    6000   SH           Other                           6000
Nustar Energy L.P.                      UNIT COM      67058H102     7429  146003   SH         Defined          146003
Oaktree Cap Group LLC Unit Class A      UNIT 99/99    674001201      328    8000   SH           Other                           8000
Occidental Petroleum Corp               COM           674599105       28     326   SH         Defined             326
Occidental Petroleum Corp               COM           674599105      516    6000   SH           Other                           6000
Oneok Partners LP                       UNIT LTD PTN  68268N103    14057  236250   SH         Defined          236250
Oracle Corp COM                         COM           68389X105      261    8301   SH         Defined            8301
Pepsico Inc.                            COM           713448108      287    4054   SH         Defined            4054
Pepsico Inc.                            COM           713448108      184    2600   SH           Other                           2600
Pfizer Inc.                             COM           717081103      369   14855   SH         Defined           14855
Pfizer Inc.                             COM           717081103      502   20200   SH           Other                          20200
Phillip Morris International, Inc.      COM           718172109      535    5949   SH         Defined            5949
Phillip Morris International, Inc.      COM           718172109      270    3000   SH           Other                           3000
Phillips 66 Common                      COM           718546104      255    5491   SH         Defined            5491
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5378  209031   SH         Defined          209031
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    13531  153413   SH         Defined          153413
Potash Corp Sask Inc                    COM           73755L107      340    7820   SH         Defined            7820
Potash Corp Sask Inc                    COM           73755L107        9     200   SH           Other                            200
Praxair                                 COM           74005P104      287    2763   SH         Defined            2763
Procter & Gamble Co.                    COM           742718109     1652   23823   SH         Defined           23823
Procter & Gamble Co.                    COM           742718109      527    7600   SH           Other                           7600
Qualcomm Inc COM                        COM           747525103      205    3289   SH         Defined            3289
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      317    4566   SH         Defined            4566
Salesforce Common Inc Common            COM           79466L302      305    2000   SH           Other                           2000
Schein Henry Inc Common                 COM           806407102      483    6100   SH           Other                           6100
Schlumberger Limited                    COM           806857108      167    2303   SH         Defined            2303
Schlumberger Limited                    COM           806857108      521    7200   SH           Other                           7200
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     1037   14127   SH         Defined           14127
Select Sector SPDR: Consumer Staples    SBI CONS STPS 81369Y308   109093 3045154   SH         Defined         3045154
SPDR Gold Trust                         GOLD SHS      78463V107    97305  566087   SH         Defined          566087
SPDR Gold Trust                         GOLD SHS      78463V107       10      60   SH           Other                             60
Targa Resources Partners LP             COM UNIT      87611X105     6209  144790   SH         Defined          144790
Teekay Lng Partners L.p. Partnership    PRTNRSP UNTS  Y8564M105     5404  143660   SH         Defined          143660
The Williams Co Inc                     COM           969457100     5513  157640   SH         Defined          157640
Tiffany and Co.                         COM           886547108      619   10000   SH           Other                          10000
Toronto Dominon Bk Ont                  COM NEW       891160509      508    6100   SH           Other                           6100
United Nat Foods Inc                    COM           911163103      234    4000   SH           Other                           4000
United States Antimony Corp Common      COM           911549103      192   98250   SH         Defined           98250
United Technologies Co                  COM           913017109      534    6815   SH         Defined            6815
United Technologies Co                  COM           913017109      391    5000   SH           Other                           5000
United Technologies Corp Unit           UNIT 99/99/99 913017117      281    5000   SH           Other                           5000
Vanguard Natural Resources LLC          COM UNIT      92205F106     5749  198666   SH         Defined          198666
Verifone Sys Inc Common                 COM           92342Y109      279   10000   SH           Other                          10000
Verizon Communications                  COM           92343V104      265    5806   SH         Defined            5806
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209       31    1082   SH         Defined            1082
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209      291   10200   SH           Other                          10200
Vornado Rlty Tr Common                  SH BEN INT    929042109      252    3114   SH         Defined            3114
Vornado Rlty Tr Common                  SH BEN INT    929042109      330    4075   SH           Other                           4075
Walgreen Co COM                         COM           931422109      656   18000   SH           Other                          18000
Walmart Stores Inc.                     COM           931142103      289    3914   SH         Defined            3914
Walt Disney Co.                         COM DISNEY    254687106      455    8699   SH         Defined            8699
Walt Disney Co.                         COM DISNEY    254687106      797   15250   SH           Other                          15250
Wells Fargo & Co New Com                COM           949746101      207    6000   SH         Defined            6000
Wells Fargo & Co New Com                COM           949746101      528   15300   SH           Other                          15300
Western Gas Partners L.P.               COM UNIT LP   958254104     7922  157161   SH         Defined          157161
Williams Partners Common Unit LP        COM UNIT L P  96950F104     4801   87807   SH         Defined           87807
Williams Sonoma Inc Common              COM           969904101      286    6500   SH           Other                           6500
Yum Brands Inc COM                      COM           988498101      236    3560   SH         Defined            3560
